Leases - Disclosure of maturity analysis of lease liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 4,749	£ 4,905
Not more than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	187	195
One to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	170	173
Two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	153	149
Three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	142	126
Four to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	120	113
Five to ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	503	395
Greater than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 3,474	£ 3,754